GraniteShares ETF Trust

Notes to Quarterly Schedules of Investments

March 31, 2024 (Unaudited)

1. FAIR VALUE MEASUREMENT

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value each Fund’s investments is disclosed at the end of the Fund’s Schedule of Investments.

GraniteShares ETF Trust

Schedule of Investments

GraniteShares Nasdaq Select Disruptors ETF

March 31, 2024 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 99.88%
Aerospace & Defense - 1.03%
Axon Enterprise, Inc.(a)	1,899	$594,159
Biotechnology - 6.27%
Alnylam Pharmaceuticals, Inc.(a)	3,177	474,803
Exact Sciences Corp.(a)	6,997	483,213
Incyte Corp.(a)	7,696	438,441
Regeneron Pharmaceuticals, Inc.(a)	1,128	1,085,689
Vertex Pharmaceuticals, Inc.(a)	2,728	1,140,331
Total Biotechnology		3,622,477
Electronic Equipment, Instruments & Components - 1.10%
Keysight Technologies, Inc.(a)	4,060	634,903
Health Care Equipment & Supplies - 6.80%
Align Technology, Inc.(a)	1,875	614,850
Dexcom, Inc.(a)	6,878	953,979
Edwards Lifesciences Corp.(a)	9,996	955,218
Intuitive Surgical, Inc.(a)	3,536	1,411,182
Total Health Care Equipment & Supplies		3,935,229
Health Care Technology - 1.27%
Veeva Systems, Inc., Class A(a)	3,169	734,226
Interactive Media & Services - 13.47%
Alphabet, Inc., Class A(a)	22,490	3,394,416
Meta Platforms, Inc., Class A	7,021	3,409,258
Pinterest, Inc., Class A(a)	16,012	555,136
Snap, Inc., Class A(a)	37,213	427,205
Total Interactive Media & Services		7,786,015
IT Services - 1.97%
Cloudflare, Inc., Class A(a)	6,170	597,441
MongoDB, Inc.(a)	1,521	545,491
Total IT Services		1,142,932
Life Sciences Tools & Services - 4.50%
Bio-Techne Corp.	5,792	407,699
Danaher Corp.	6,069	1,515,550
Mettler-Toledo International, Inc.(a)	503	669,639
Total Life Sciences Tools & Services		2,592,888
Media - 1.29%
Trade Desk, Inc., Class A(a)	8,501	743,157
Pharmaceuticals - 3.67%
Johnson & Johnson	13,393	2,118,638
Semiconductors & Semiconductor Equipment - 20.77%
Applied Materials, Inc.	7,240	1,493,105
Broadcom, Inc.	1,974	2,616,360
KLA Corp.	1,625	1,135,176
Lam Research Corp.	1,349	1,310,648
Microchip Technology, Inc.	9,514	853,501
Monolithic Power Systems, Inc.	957	648,291
NXP Semiconductors NV	3,544	878,097

Investments	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc.	9,512	$1,610,382
Texas Instruments, Inc.	8,345	1,453,782
Total Semiconductors & Semiconductor Equipment		11,999,342
Software - 37.74%
Adobe, Inc.(a)	3,169	1,599,077
ANSYS, Inc.(a)	1,950	676,962
Autodesk, Inc.(a)	3,408	887,511
Cadence Design Systems, Inc.(a)	3,468	1,079,519
Crowdstrike Holdings, Inc., Class A(a)	3,176	1,018,194
Datadog, Inc., Class A(a)	5,921	731,836
Dynatrace, Inc.(a)	8,856	411,273
Fortinet, Inc.(a)	11,711	799,978
HubSpot, Inc.(a)	1,090	682,950
Microsoft Corp.	13,867	5,834,124
Palo Alto Networks, Inc.(a)	3,819	1,085,092
PTC, Inc.(a)	2,982	563,419
Salesforce, Inc.	6,350	1,912,493
ServiceNow, Inc.(a)	1,896	1,445,510
Synopsys, Inc.(a)	1,896	1,083,564
Workday, Inc., Class A(a)	3,573	974,536
Zoom Video Communications, Inc., Class A(a)	8,253	539,499
Zscaler, Inc.(a)	2,485	478,686
Total Software		21,804,223
TOTAL COMMON STOCKS
(Cost $45,838,214)		57,708,189
TOTAL INVESTMENTS - 99.88%
(Cost $45,838,214)		$57,708,189
Other Assets In Excess Of Liabilities - 0.12%		71,997
NET ASSETS (100.00%)		$57,780,186

(a)	Non-Income Producing Security.

GraniteShares Nasdaq Select Disruptors ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$57,708,189	$–	$–	$57,708,189
Total	$57,708,189	$–	$–	$57,708,189